August 7, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	The Pennant 504 Fund

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of The Pennant 504 Fund (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), we hereby file a Registration Statement on Form N-2 for the Fund.  Also note that concurrently with this filing, we are filing a Notification of Registration Statement on Form N-8A for the Fund.   If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours, GODFREY & KAHN, S.C. /s/ Christopher M. Cahlamer Christopher M. Cahlamer